CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 391,310	$ 59,971	¥ 516,607
Restricted cash	4,494	689	8,239
Short-term investments	62,386	9,561	11,005
Accounts receivable	7,128	1,092	2,872
Inventories	225,522	34,563	196,067
Prepayments and other current assets	316,366	48,484	206,020
Total current assets	1,007,206	154,360	940,810
Non-current assets:
Property, equipment and software	12,193	1,869	22,602
Right-of-use assets, net	14,422	2,210	22,764
Other non-current assets	2,530	388	5,250
Non-current financial investment	25	4
Total non-current assets	29,170	4,471	50,616
Total assets	1,036,376	158,831	991,426
Current liabilities:
Short-term debts	34,754	5,326	99,903
Accounts payable	37,407	5,733	99,050
Notes payable	13,963	2,140	27,462
Contract liabilities	430,388	65,960	8,288
Accrued liabilities and other current liabilities	63,343	9,708	40,691
Lease liabilities, current	12,621	1,934	9,838
Total current liabilities	592,476	90,801	285,232
Non-current liabilities:
Lease liabilities, non-current	3,322	509	13,399
Other non-current liabilities	8,020	1,229
Total liabilities	603,818	92,539	298,631
Contingencies (Note 19)
Shareholders' equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,372,222,222 shares issued, 2,350,123,270 and 2,328,326,132 shares outstanding as of December 31, 2019 and 2020, respectively)	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks (US$0.00000005 par value; 22,098,952 and 43,896,090 shares as of December 31, 2019 and 2020, respectively)	(23,915)	(3,665)
Additional paid-in capital	1,634,619	250,516	1,631,609
Statutory reserves	97,307	14,913	97,307
Accumulated other comprehensive loss	(79,780)	(12,227)	(55,542)
Accumulated deficit	(1,195,673)	(183,245)	(980,579)
Total shareholders' equity	432,558	66,292	692,795
Total liabilities and shareholders' equity	¥ 1,036,376	$ 158,831	¥ 991,426